October 2, 2009

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	West Corporation
Shares of Common Stock
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of West Corporation, a Delaware corporation (the “Company”), transmitted herewith through the EDGAR electronic filing system under the Securities Act of 1933, as amended (the “Act”), is the Company’s Registration Statement on Form S-1, under the Act (the “Registration Statement”), including exhibits, for the registration of shares of Common Stock, par value $.001, of the Company.

In addition, pursuant to Section 6(b) under the Act, a wire transfer in the amount of $27,900 has been sent by the Company under the name of West Corporation to U.S. Bank, St. Louis, Missouri, for credit to the Commission Account No. 152307768324 in payment of the registration fee.

If you wish to discuss the Registration Statement being submitted herewith at any time, or if there is anything we can do to facilitate the Staff’s processing of this filing, please feel free to contact me at (312) 853-4348 or my partner Fred Lowinger at (312) 853-7238.

Sincerely,

/s/ Robert L. Verigan

Robert L. Verigan

Enclosures

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships